Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Revenues	$ 0	$ 0	$ 0	$ 4,154	$ 4,154	$ 15,227
Costs of revenues	0	0	0	(1,874)	(1,875)	(6,930)
Gross margin	0	0	0	2,280	2,279	8,297
OPERATING EXPENSES
General and administrative	67,013	67,604	198,017	219,474	286,636	336,092
Professional fees	27,646	25,220	104,994	104,262	124,032	181,751
Total operating expenses	94,659	92,824	303,011	323,736	410,668	517,843
LOSS FROM OPERATIONS	(94,659)	(92,824)	(303,011)	(321,456)	(408,389)	(509,546)
OTHER INCOME (EXPENSE)
Interest expense	(16,309)	(14,369)	(46,778)	(40,927)	(55,954)	(51,243)
Total other income (expense)	(16,309)	(14,369)	128,157	(40,927)	(55,954)	(51,243)
Gain on extinguishment of debt	0	0	174,935	0
Net Income (Loss)	$ (110,968)	$ (107,193)	$ (174,854)	$ (362,383)	$ (464,343)	$ (560,789)
BASIC AND DILUTED NET LOSS PER SHARE	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.03)
BASIC AND DILUTED WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	18,256,385	17,902,254	18,037,305	17,517,847	17,669,080	17,130,160